Nature of the Business (Details) - a			1 Months Ended
	Dec. 15, 2017	Jan. 10, 2017	Apr. 30, 2018	Apr. 18, 2018
Nature of the Business (Textual)
Exchanges of common stock units to common stock		The Company accepted for exchange 1,800,000 shares of the Company’s common stock in exchange for 1,800,000 shares of MJRE’s common units.
Description on reverse merger	 We acquired all of the issued and outstanding membership interests of Red Earth LLC, a Nevada limited liability company (“Red Earth”) established in October 2016, in exchange for 52,732,969 shares of common stock of the Company, par value $0.001 and a Promissory Note in the amount of $900,000.
Construction of area, description			We have agreed to complete the construction of a 120,000 square-foot outdoor grow facility, including the construction of an 8,000 square-foot building and installation of security fencing, meeting the State of Nevada building codes and regulations. We expect to receive all necessary state and local approvals and complete construction of the facility to commence operations in the latter part of the third quarter of 2018.
Option to buy building for cultivation facility			17,298	3
Red Earth LLC [Member]
Nature of the Business (Textual)
Beneficial owners, percentage	88.00%